Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables

	As at December 31,
	2024	2025
	RMB’000	RMB’000

Non-current
Payable relating to construction projects	59,842	72,586

Current
Trade payables	1,278,535	1,551,682
Payroll payable	148,352	187,895
Accrued expenses	375,588	372,210
Other taxes payable	58,899	111,984
Deposits	1,839,844	1,913,182
Payable relating to leasehold improvements	93,514	104,523
Payable relating to construction projects	25,579	733
Amounts due to related parties (Note 33(c))	8,123	8,834
Others	115,554	265,448
	3,943,988	4,516,491